Quarterly Financial Results (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Results (Unaudited)
Revenues	$ 2,712.1	$ 2,756.8	$ 2,674.0	$ 2,685.5	$ 2,564.0	$ 2,687.8	$ 2,731.8	$ 2,749.8	$ 2,544.2	$ 8,011.8	$ 7,923.5	$ 10,680.3	$ 10,713.6	$ 10,380.4
Expenses	2,408.6	2,419.8	2,422.1	2,417.6	2,347.0	2,358.0	2,438.6	2,537.8	2,437.7	7,246.9	7,186.7	9,606.5	9,772.1	9,863.7
Operating profit	303.5	337.0	251.9	267.9	217.0	329.8	293.2	212.0	106.5	764.9	736.8	1,073.8	941.5	516.7
Interest income	2.7	2.5	2.1	1.7	2.5	2.5	1.6	1.9	1.9	8.0	6.3	8.8	7.9	7.8
Interest expense	(469.0)	(467.4)	(488.6)	(480.7)	(461.1)	(461.8)	(466.7)	(462.3)	(442.3)	(1,410.2)	(1,430.4)	(1,897.8)	(1,833.1)	(1,796.6)
Other income (expense)	(36.2)	(11.5)	(52.0)	(22.6)	(8.2)	56.4	95.4	(1.4)	(26.3)	(20.9)	(82.8)	(94.3)	124.1	(15.9)
Loss before income taxes and equity earnings in affiliates	(199.0)	(139.4)	(286.6)	(233.7)	(249.8)	(73.1)	(76.5)	(249.8)	(360.2)	(658.2)	(770.1)	(909.5)	(759.6)	(1,288.0)
Income tax (benefit) expense	28.6	28.3	(69.4)	(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7	(252.3)	(224.0)	(270.1)	(323.8)
Equity earnings in affiliates	47.3	43.7	43.0	44.0	27.5	44.4	47.8	33.5	27.7	136.0	114.5	158.2	153.4	117.3
Net loss	(180.3)	(124.0)	(174.2)	(115.0)	(114.1)	(13.6)	(9.8)	(128.2)	(184.5)	(623.9)	(403.3)	(527.3)	(336.1)	(846.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	39.2	55.0	37.8	42.4	38.4	55.7	44.1	47.6	32.6	122.1	118.6	173.6	180.0	174.9
Net loss attributable to First Data Corporation	$ (219.5)	$ (179.0)	$ (212.0)	$ (157.4)	$ (152.5)	$ (69.3)	$ (53.9)	$ (175.8)	$ (217.1)	$ (746.0)	$ (521.9)	$ (700.9)	$ (516.1)	$ (1,021.8)